Commitments & Contingencies (Q2) (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	May 09, 2023 USD ($) $ / shares	Apr. 17, 2023 USD ($) Underwriters	Apr. 16, 2023 USD ($) Underwriters	Feb. 09, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Demand	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Commitments & contingencies [Line Items]
Granted Term				45 days
Underwriting cash discount per unit | $ / shares									$ 0.2
Underwriter cash discount									$ 9,700,000
Deferred commission per unit | $ / shares									$ 0.35
Deferred underwriting commissions					$ 6,762,000		$ 6,762,000		$ 16,905,000	$ 16,905,000
Number of Underwriters | Underwriters			1
Deferred fee waived off			$ 10,143,000
Reduction in deferred underwriter commissions recognized as income			440,592		440,592	$ 0	$ 440,592	$ 0
Reduction in deferred underwriter commissions recorded to additional paid-in capital			$ 9,702,408		$ 9,702,408
Advisor [Member]
Commitments & contingencies [Line Items]
Cash									500,000
Common stock									$ 250,000
Merger Agreement [Member]
Commitments & contingencies [Line Items]
Common stock	$ 750,000,000
Number of Underwriters | Underwriters		1
Deferred fee waived off		$ 6,762,000
Common stock, share price (in dollars per share) | $ / shares	$ 10
Duration of lock-up agreements	180 days
Duration of written notice to board of directors	15 days
Duration to terminate the Merger Agreement	10 days
Minimum breach curable period	30 days
Maximum [Member]
Commitments & contingencies [Line Items]
Number of demands entitled to holders | Demand							3
Over-Allotment Units
Commitments & contingencies [Line Items]
Number of units issued | shares				6,300,000
Underwriting cash discount per unit | $ / shares				$ 0.2
Underwriter cash discount				$ 9,700,000
Deferred commission per unit | $ / shares				$ 0.35
Common stock, share price (in dollars per share) | $ / shares				$ 10
Initial Public Offering
Commitments & contingencies [Line Items]
Number of units issued | shares				48,300,000
Deferred underwriting commissions				$ 16,900,000
Common stock, share price (in dollars per share) | $ / shares				$ 10